Dispositions and Discontinued Operations Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental									$ 61,064	$ 103,431	$ 155,098
Tenant reimbursements									22,540	30,578	45,132
Hotel operations									0	8,368	20,662
Parking									9,423	14,140	19,554
Interest and other									4,081	6,039	8,428
Total revenue									97,108	162,556	248,874
Expenses:
Rental property operating and maintenance									29,143	44,489	60,484
Hotel operating and maintenance									0	6,039	14,554
Real estate taxes									10,072	14,990	21,417
Parking									2,285	3,302	5,296
Other expense									3,541	5,078	5,057
Depreciation and amortization									29,809	51,483	75,215
Impairment of long-lived assets									0	23,218	233,399
Interest									80,301	129,246	167,273
Loss from early extinguishment of debt									0	399	485
Total expenses									155,151	278,244	583,180
Loss from discontinued operations before gains on settlement of debt and sale of real estate									(58,043)	(115,688)	(334,306)
Gains on settlement of debt									333,201	190,380	156,129
Gains on sale of real estate									106,942	73,844	14,689
Income (loss) from discontinued operations	$ 175,564	$ 108,148	$ 98,314	$ 74	$ (16,986)	$ 41,746	$ 150,306	$ (26,530)	$ 382,100	$ 148,536	$ (163,488)